Performance Management - TIFF Multi-Asset Fund	Apr. 30, 2026
Prospectus [Line Items]
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The table below illustrates the changes in the Fund’s yearly performance and shows how the Fund’s average returns for one year, five years, ten years, and since Fund inception compared with those of a broad-based measure of market performance, the MSCI All Country World Index, as well as additional indices or other benchmarks with characteristics relevant to the Fund.
Performance Table Heading	Average Annual Total Returns (for periods ended 12/31/2025)
Performance Table Narrative

The table below illustrates the changes in the Fund’s yearly performance and shows how the Fund’s average returns for one year, five years, ten years, and since Fund inception compared with those of a broad-based measure of market performance, the MSCI All Country World Index, as well as additional indices or other benchmarks with characteristics relevant to the Fund. Prior to December 1, 2021, the Fund received entry fees on purchases and exit fees on redemptions of Fund shares; thus, Fund performance for periods prior to December 1, 2021 reflect those fees’ impact. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.  Actual after-tax returns depend upon a shareholder’s tax situation and may differ from those shown.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.
Performance [Table]
TIFF Multi-Asset Fund	One Year	Five Years	Ten Years	Since Inception (3/31/1995)
Return before Taxes	21.44%	9.16%	9.19%	8.14%
Return after Taxes on Distributions	15.11%	5.79%	6.60%	6.12%
Return after Taxes on Distributions and Sale of Fund Shares	13.88%	6.05%	6.39%	5.98%

Benchmark Returns
65/35 Mix (65% MSCI All Country World Index, 35% Bloomberg US Aggregate Bond Index) (does not reflect fees, expenses, or taxes)	16.97%	7.14%	8.44%	7.16%
Consumer Price Index (“CPI”) +5% per annum (does not reflect fees, expenses, or taxes)	7.80%	9.66%	8.34%	7.61%
MSCI All Country World Index (does not reflect fees, expenses, or taxes)	22.34%	11.19%	11.71%	8.13%
Bloomberg US Aggregate Bond Index (does not reflect fees, expenses, or taxes)	7.30%	(0.36)%	2.01%	4.51%